Intangible Assets, Net and Goodwill - Additional Information (Detail) $ in Thousands, $ in Thousands, € in Millions	1 Months Ended								12 Months Ended
	Nov. 30, 2021 MXN ($)	Feb. 28, 2021 MXN ($)	Feb. 29, 2020 MXN ($) Band	Feb. 29, 2020 USD ($) Band	Jan. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 COP ($)	Jan. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 MXN ($)
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									$ 1,752,128
Acquisitions 2019 [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets												$ 20,209,434
Acquisitions 2020 [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets										$ 20,338,080
Acquisitions 2021 [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets									19,168,800
IFETEL [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license												$ 459,668
Estimated useful life of intangible assets												20 years
Submarine Cable [Member]
Disclosure of intangible assets and goodwill [line items]
Estimated useful life of intangible assets												10 years
FiveG Licence [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									$ 2,008,503
Licence Expiration Year									2041 years
Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									$ 3,457,251
Other licenses [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									706,900
Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Number of brands | Band			2,500	2,500
Claro Brazil [Member] | FiveG Licence [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license	$ 17,789,163
30 Mhz spectrum [member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license			$ 9,246,825	$ 30
Estimated useful life of intangible assets			20 years	20 years
400 MHZ [Member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license								$ 1,649,525
400 MHZ [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license										1,806,875
Comcel [Member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license						$ 2,753,768	$ (468,511,573,375)
Estimated useful life of intangible assets						20 years	20 years
Puerto Rico Argentina Guatemala Panam And Others Countries [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license												$ 1,862,934
Puerto Rico Argentina Guatemala Panam And Others Countries [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license										1,701,682
CTE [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license					$ 620,052
Number Of Pair of Frequencies					12 months
Austria [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license										3,023,732
Austria [member] | 3.5 GHz [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license | €											€ 64.3
Belarus [member] | 2.1 GHz [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license | €											9.5
Croatia [member] | 2.1 GHz [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license | €											€ 7.2
Slovenia [member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license										$ 1,704,280
El Salvador [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license		$ 139,363
Estimated useful life of intangible assets		20 years
Colombia [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									$ 1,599,473
Colombia [member] | Top of range [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Licence Expiration Year									3 years
Colombia [member] | Bottom of range [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Licence Expiration Year									2 years
Chile [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license		$ 411,375
Estimated useful life of intangible assets		10 years